Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

June 26, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust (filing relates to Legg Mason Partners California Municipals Fund, Legg Mason Partners Managed Municipals Fund, Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio (File Nos. 2-96408 and 811-4254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 133 to the registration statement for the Trust (the “Amendment”) relating to Legg Mason Partners California Municipals Fund, Legg Mason Partners Managed Municipals Fund, Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio (the “Funds”), each series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on June 28, 2009, for the purpose of including the financial statements of Funds and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call Nancy Persechino at 202.373.6185, Barry Hurwitz at 617.951.8267 or the undersigned at 617.951.8029 with any comments or questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo